Capital Stock (Details Narrative) - USD ($)		1 Months Ended		3 Months Ended	9 Months Ended	12 Months Ended
	Dec. 15, 2016	Dec. 31, 2018	Oct. 31, 2017	Mar. 31, 2018	Dec. 31, 2019	Mar. 31, 2019	Dec. 31, 2017	Mar. 29, 2019
Number of stock sold	475,681
Common stock issued for convertible notes, value					$ 318,226	$ 1,820,865
Stock issued during period, value, issued for services					$ 272,000	$ 22,350
Warrants issued to purchase common stock								365,523
Common Shares [Member]
Number of common stock shares issued				5,614,210	1,232,770	5,796,336	4,640,822
Common stock issued for convertible notes					127,291	731,039
Common stock issued for convertible notes, value					$ 127	$ 731
Stock issued during period, shares, issued for services					125,941	5,000
Stock issued during period, value, issued for services					$ 126	$ 5
Warrants [Member]
Warrants outstanding					8,629,432	8,143,115
Warrants [Member] | Until March 2020 [Member]
Warrant exercise price					$ 2.50
Warrants issued to purchase common stock					125,060
Warrants [Member] | Until April 2025 [Member]
Warrant exercise price					$ 1.65
Warrants issued to purchase common stock					966,494
Warrants [Member] | Over Next Three to Five Years [Member]
Warrant exercise price					$ 2.00
Warrants issued to purchase common stock					4,641,745
Warrants [Member] | Over Next Five Years [Member]
Warrant exercise price					$ 2.40
Warrants issued to purchase common stock					2,896,133
Placement Agreement [Member]
Unit price of offering		$ 2.00	$ 1.65
Warrant exercise price			$ 2.00
Warrant terms		5 years	5 years
Cash fee in percentage		12.00%	12.00%
Cash fee		$ 942,828		$ 1,137,211	$ 285,981		$ 117,750
Placement Agreement [Member] | Common Shares [Member]
Number of stock sold		3,828,450		5,614,210	1,232,770		594,702
Cash fee in percentage		12.00%
Placement Agreement [Member] | Warrants [Member]
Number of stock sold				2,807,105	616,385		297,351
Number of stock sold, value					$ 2,465,540
Warrant exercise price		$ 2.00
Warrant terms		5 years
Cash fee in percentage		12.00%
Warrants issued to purchase common stock		1,914,225
Convertible Promissory Notes [Member]
Common stock issued for convertible notes					127,291
Common stock issued for convertible notes, value					$ 318,226
Investors [Member]
Number of stock sold					1,232,770
Number of stock sold, value					$ 2,465,540
Investors [Member] | Placement Agreement [Member]
Unit price of offering		$ 2.00
Warrant exercise price		$ 2.40
Warrant terms		5 years
Offering consisted units description		The offering consisted of Units priced at $2.00, which included one share of common stock and one five-year warrant to purchase an additional half-share of common stock for an exercise price of $2.40 per share. Effectively, every two units purchased provided the investor with a five-year warrant at an exercise price of $2.40 per share.
Employees, Members of Board of Directors and Advisory Committee [member]
Stock issued during period, shares, issued for services					407,000
Stock issued during period, value, issued for services					$ 688,750
New Issuance of Shares [Member]
Number of common stock shares issued					1,893,502